Ownership of Coal-fired Facilities (Ownership Interests) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013 MW	Mar. 31, 2014 MW	Mar. 31, 2015 MW	Dec. 31, 2014 MW
Construction Work in Process			24.0	25.0
Conesville Unit 4 [Member]
Production Capacity (MW)	129
East Bend Station [Member]
Production Capacity (MW)		186
DP&L Share [Member] | Conesville Unit 4 [Member]
Ownership (%)			16.50%	16.50%
Production Capacity (MW)			129	129
DP&L Share [Member] | Killen Station [Member]
Ownership (%)			67.00%	67.00%
Production Capacity (MW)			402	402
DP&L Share [Member] | Miami Fort Units 7 and 8 [Member]
Ownership (%)			36.00%	36.00%
Production Capacity (MW)			368	368
DP&L Share [Member] | Stuart Station [Member]
Ownership (%)			35.00%	35.00%
Production Capacity (MW)			808	808
DP&L Share [Member] | Zimmer Station [Member]
Ownership (%)			28.10%	28.10%
Production Capacity (MW)			371	371
DP&L Share [Member] | Total Jointly-owned Stations [Member]
Production Capacity (MW)			2,078	2,078
DP&L Investment [Member] | Conesville Unit 4 [Member]
Gross Plant In Service			25	24
Accumulated Depreciation			2	2
Construction Work in Process			1.0	1.0
SCR and FGD Equipment Installed and In Service			Yes	Yes
DP&L Investment [Member] | Killen Station [Member]
Gross Plant In Service			308	308
Accumulated Depreciation			22	19
Construction Work in Process			4.0	2.0
SCR and FGD Equipment Installed and In Service			Yes	Yes
DP&L Investment [Member] | Miami Fort Units 7 and 8 [Member]
Gross Plant In Service			214	214
Accumulated Depreciation			26	23
Construction Work in Process			3.0	2.0
SCR and FGD Equipment Installed and In Service			Yes	Yes
DP&L Investment [Member] | Stuart Station [Member]
Gross Plant In Service			220	219
Accumulated Depreciation			17	16
Construction Work in Process			12.0	14.0
SCR and FGD Equipment Installed and In Service			Yes	Yes
DP&L Investment [Member] | Zimmer Station [Member]
Gross Plant In Service			185	182
Accumulated Depreciation			37	35
Construction Work in Process			4.0	6.0
SCR and FGD Equipment Installed and In Service			Yes	Yes
DP&L Investment [Member] | Total Jointly-owned Stations [Member]
Gross Plant In Service			994	989
Accumulated Depreciation			110	101
Construction Work in Process			24.0	25.0
DP&L Investment [Member] | Transmission (At Varying Percentages) [Member]
Gross Plant In Service			42	42
Accumulated Depreciation			6	6